UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08775

                                 Adhia Funds Inc
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

               1408 N. Westshore Blvd., Suite 611, Tampa, FL 33607
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

              Registrant's telephone number, including area code:
                                 (813)-289-8440

                         Adhia Investment Advisors, Inc.
                       1408 N. Westshore Blvd., Suite 611
                                Tampa, FL  33607
                    -----------------------------------------
                     (Name and Address of Agent for Service)


                      Date of fiscal year end: December 31
                    Date of reporting period: June 30, 2004

Fund Name:  ADHIA TWENTY FUND

Issuer name: The Walt Disney Company
Meeting date: March 3, 2004

Proposal                                    Proposed     Management      Vote
 Number          Proposal                      By      Recommendation    Cast
--------  ------------------------------    --------   --------------    ----
   1      Election of 11 directors,
          each for a term of one year      Management        For          For

   2      Ratification of the appointment
          of the Company's independent
          auditors for fiscal 2004         Management        For          For

  3.1     China Labor Standards
          (Harrington Investments)         Shareholder     Against      Against

  3.2     China Labor Standards
          (New York City Retirement
           Systems and Pension Funds)      Shareholder     Against      Against

  2.3     Theme Park Safety                Shareholder     Against      Against


Issuer name: Bally Total Fitness Holding Corporation
Meeting date: July 31, 2003

Proposal                                    Proposed     Management      Vote
 Number          Proposal                      By      Recommendation    Cast
--------  ------------------------------    --------   --------------    ----
   1      Election of two Class I
          Directors for three-year terms
          expiring in 2006                 Management        For          For

   2      The office of Chairman of the
          Board shall be held by an
          Independent outside director     Stockholder     Against      Against

Fund Name:  ADHIA HEALTH CARE FUND

Issuer name: Bally Total Fitness Holding Corporation
Meeting date: July 31, 2003

Proposal                                    Proposed     Management      Vote
 Number          Proposal                      By      Recommendation    Cast
--------  ------------------------------    --------   --------------    ----
   1      Election of two Class I
          Directors for three-year terms
          expiring in 2006                 Management        For          For

   2      The office of Chairman of the
          Board shall be held by an
          Independent outside director     Stockholder     Against      Against


Fund Name:  ADHIA SHORT TERM ADVANTAGE FUND

The Adhia Short Term Advantage Fund held no securities entitled to vote at a meeting of shareholders during the reporting period.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adhia Funds Inc

By:    /s/ Hitesh P. Adhia
       ---------------------------
       Hitesh P. Adhia
       Chief Executive Officer